ALPS ETF TRUST

RiverFront Strategic Income Fund (NYSE ARCA: RIGS)

SUPPLEMENT DATED MARCH 31, 2016

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 31, 2016

Effective March 31, 2016:

The Fund’s sub-adviser will voluntarily waive all of its 0.35% annual sub-advisory fee payable by the Fund until June 30, 2016.